Organization and Business Description (Details) - Schedule of Company’s Subsidiaries	6 Months Ended
Apr. 30, 2024
Caravelle Group Co., Ltd (“Caravelle Group”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation/ Acquisition	Apr. 01, 2021
Jurisdiction of Formation	Cayman Islands
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
SGEX Group Co., Ltd (“SGEX”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation/ Acquisition	Apr. 19, 2021
Jurisdiction of Formation	British Virgin Islands (“BVI”)
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Pacifico Acquisition Corp. [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation/ Acquisition	Dec. 16, 2022	[1]
Jurisdiction of Formation	the U.S.	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Investment Holding	[1]
Topsheen Shipping Group Corporation (“Topsheen Samoa”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation/ Acquisition	Jul. 23, 2012
Jurisdiction of Formation	Samoa
Percentage of direct/indirect Economic Ownership	90.00%
Principal Activities	Transportation service
Topsheen Shipping Singapore Pte. Ltd (“Topsheen Shipping”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation/ Acquisition	Oct. 30, 2015
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	61.00%
Principal Activities	Transportation service
Topsheen Bulk Singapore Pte. Ltd (“Topsheen Bulk”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation/ Acquisition	Mar. 16, 2019
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Transportation service
Singapore Garden Technology Pte. Ltd. (“Garden Technology”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation/ Acquisition	Dec. 06, 2020
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Transportation and heating business

[1]	Pacifico Acquisition Corp was dissolved on September 26, 2024.